Summary of Significant Accounting Policies - Summarized Unaudited Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Schedule of Equity Method Investments [Line Items]
Revenues	$ 6,133	$ 2,925	$ 16,890	$ 7,269	$ 13,925	$ 8,171
Operating expenses	18,170	19,410	57,187	70,123	89,082	90,598
Loss from operations	(12,037)	(16,485)	(40,297)	(62,854)	(75,157)	(82,427)
Net income (loss)	14,991	(20,490)	(27,890)	(50,937)	(81,874)	(85,280)
Ziopharm [Member]
Schedule of Equity Method Investments [Line Items]
Revenues	200	200	600	600
Operating expenses	9,315	21,927	51,592	63,926
Loss from operations	(9,115)	(21,727)	(50,992)	(63,326)
Other	(7,598)	3,903	2,789	(2,581)
Net income (loss)	$ (16,713)	$ (17,824)	$ (48,203)	$ (65,907)